SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator for earnings per share:
Net loss attributable to the Company's ordinary shareholders	$ (793,699)	$ (1,263,601)
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	11,675,216	11,675,216
Weighted average ordinary shares - diluted	11,675,216	11,675,216
Per share amount
Per share - basic	$ (0.07)	$ (0.11)
Per share - diluted	$ (0.07)	$ (0.11)